Royce ISI Prospectus | Royce International Premier Fund
Royce International Premier Fund

The Royce Fund

Supplement to the Investment, Service, and Institutional Class Shares
Prospectus Dated May 1, 2015

Royce Financial Services Fund
(to be renamed Royce Global Financial Services Fund effective June 15, 2015)
Royce European Smaller-Companies Fund
(to be renamed Royce European Small-Cap Fund effective June 15, 2015)
Royce Global Value Fund
Royce International Smaller-Companies Fund
(to be renamed Royce International Small-Cap Fund effective June 15, 2015)

 Royce International Micro-Cap Fund
Royce International Premier Fund

The Board of Trustees of The Royce Fund recently approved:

•	name and related investment policy changes for each of Royce Financial Services Fund, Royce European Smaller-Companies Fund, and Royce International Smaller-Companies Fund, such changes to become effective as of June 15, 2015; and
•	contractual investment advisory fee rate reductions for each of Royce European Smaller-Companies Fund, Royce Global Value Fund, Royce International Smaller-Companies Fund, Royce International Micro-Cap Fund, and Royce International Premier Fund, such fee rate reductions to become effective as of July 1, 2015.

The operations of the above-listed Funds will not change except as specifically described below.

VI. Royce International Premier Fund

Fees and Expenses of the Fund
Effective July 1, 2015, the annual fund operating expense table and the expense example for the Fund are deleted in their entirety and replaced with the following:
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Royce ISI Prospectus - Royce International Premier Fund		Investment Class	Service Class
Management fees	[1]	1.10%	1.10%
Distribution (12b-1) fees	[1]	none	0.25%
Other expenses	[1]	1.92%	0.95%
Total annual Fund operating expenses	[1]	3.02%	2.30%
Fee waivers and/or expense reimbursements	[1],[2]	(1.73%)	(0.76%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	[1]	1.29%	1.54%
[1]	The information above has been revised to reflect the Fund's revised contractual investment advisory fee rate.
[2]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment and Service Classes' net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.29% and 1.54%, respectively, through April 30, 2016 and at or below 1.74% and 1.99%, respectively, through April 30, 2025.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example - Royce ISI Prospectus - Royce International Premier Fund - USD ($)	Investment Class	Service Class
1 Year	$ 131	$ 157
3 Years	504	581
5 Years	902	1,031
10 Years	$ 2,014	$ 2,281